Intangible assets - Net impairment charges (reversals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of intangible assets
Carrying value	$ 42,492	$ 20,947	$ 20,833
Research and development expense	1,464	55	609
Selling, general and administrative costs	621	185	427
Other operating income and expense			(3)
Net impairment charges	$ 2,085	240	1,033
Post-tax weighted average cost of capital	7.00%
useful life reduced by one year
Impairment of intangible assets
Increase (decrease) in net book value	$ (868)
useful life extended by one year
Impairment of intangible assets
Increase (decrease) in net book value	481
Launched products
Impairment of intangible assets
Reversal of impairment	0		0
Launched products
Impairment of intangible assets
Impairment charges	603	350	425
Reversal of impairment		165
Launched products | Roxadustat
Impairment of intangible assets
Impairment charges	121
Carrying value	215
Launched products | Bydureon
Impairment of intangible assets
Impairment charges	469	102	154
Carrying value	50	581	747
Launched products | Duaklir
Impairment of intangible assets
Impairment charges		200
Carrying value		210
Launched products | Eklira/Tudorza
Impairment of intangible assets
Impairment charges			84
Carrying value			192
Launched products | FluMist
Impairment of intangible assets
Impairment charges			52
Carrying value		300	172
Reversal of impairment		147
Launched products | Total Other medicines
Impairment of intangible assets
Impairment charges			46
Launched products | Other launched products
Impairment of intangible assets
Impairment charges	13	48
Reversal of impairment		18
Launched products | Qtern
Impairment of intangible assets
Impairment charges			89
Carrying value			233
Products in development
Impairment of intangible assets
Impairment charges	1,464	55
Reversal of impairment	0	0	3
Products in development | Other intangibles
Impairment of intangible assets
Impairment charges			76
Products in development | Ardea
Impairment of intangible assets
Impairment charges	1,172
Products in development | Epanova
Impairment of intangible assets
Impairment charges			533
Ardea
Impairment of intangible assets
Impairment charges	1,172
Product, marketing and distribution rights
Impairment of intangible assets
Carrying value	41,314	20,113	20,049
Research and development expense	1,464	55	609
Selling, general and administrative costs	603	185	425
Other operating income and expense			(3)
Net impairment charges	2,067	240	1,031
Other intangibles
Impairment of intangible assets
Carrying value	748	514	552
Software development costs
Impairment of intangible assets
Carrying value	430	$ 320	232
Selling, general and administrative costs	18		2
Net impairment charges	$ 18		$ 2